15. RESTRICTED CASH (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total restricted cash	R$ 86,160	R$ 53,560
Current	277,300	127,800
Non-current	R$ 584,300	407,800
Bank deposit certificates [Member]
Disclosure of financial assets [line items]
Maturity	1 year 9 months 22 days
Average interest rate (p.a.)	6.70%
Bank deposit certificates [Member] | Brazil
Disclosure of financial assets [line items]
Total restricted cash	R$ 50,450	32,640
National treasury certificates [Member]
Disclosure of financial assets [line items]
Maturity	1 year 3 months
Average interest rate (p.a.)	19.55%
National treasury certificates [Member] | Brazil
Disclosure of financial assets [line items]
Total restricted cash	R$ 23,370	19,020
Bank deposit [Member]
Disclosure of financial assets [line items]
Average interest rate (p.a.)	0.00%
Bank deposit [Member] | USD
Disclosure of financial assets [line items]
Total restricted cash	R$ 2,100	1,900
Time deposit [Member]
Disclosure of financial assets [line items]
Maturity	1 year 5 months 19 days
Average interest rate (p.a.)	3.89%
Time deposit [Member] | USD
Disclosure of financial assets [line items]
Total restricted cash	R$ 10,240	R$ 0